EXPLORATION AND EVALUATION PROPERTY (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Exploration And Evaluation [Line Items]
Government assistance received		$ 0	$ 132,732
Exploration and evaluation assets		$ 0	26,159,729
Albany Property [Member]
Disclosure Of Exploration And Evaluation [Line Items]
Percentage of ownership of mineral deposit		100.00%
Shares issued to acquire mineral deposit	1,250,000
Number of shares yet to be issued to acquire mineral deposit	750,000
Value of shares yet to be issued to acquire mineral deposit	$ 472,500
Percentage of net smelter return payable	0.75%
Percentage of net smelter return payable purchaseable	0.50%
Purchase price of purchasable net smelter return royalty	$ 500,000
Clawback right	30.00%
Clawback right, payment amount	$ 27,500,000
Government assistance received		$ 72,349	132,732
Exploration and evaluation assets		$ 0	$ 26,159,729	$ 25,065,071